Leases - Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Operating Leases:
Operating lease right-of-use assets	$ 2,312	$ 2,386
Operating lease liabilities	2,587	2,650
Finance Leases:
Financial Liability	$ 583	$ 578
Weighted Average Remaining Lease Term:
Operating Leases	19 years 3 months 29 days	19 years 6 months 29 days
Finance Leases	28 years 11 months 1 day	29 years 5 months 1 day
Weighted Average Discount Rate:
Operating Leases	3.72%	3.71%
Finance Leases	13.75%	13.75%